Royalty, stream and other interests (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Oct. 31, 2016	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Investments in associates			$ 257,433,000		$ 82,902,000
Silver stream			62.50%	62.50%
Impairment of royalty, stream and other interests			$ 89,000,000
Taxes on impairment of royalty, stream and other interests			65,400,000
Estimated recoverable amount			300,000,000
Long-term gold price, per ounce			$ 1,300
Discount rate applied to cash flow projections			4.20%		5.00%
Description of discount rates applied to cash flow projections plus reasonable increase in estimate			5.20%
Commodity Price Risk [Member]
Statement [Line Items]
Value at risk			$ 30,000,000
Other price risk [Member]
Statement [Line Items]
Value at risk			$ 35,000,000
Renard diamond mine [Member]
Statement [Line Items]
Diamond stream			9.60%	9.60%
Brucejack gold and silver mine [Member]
Statement [Line Items]
Gold and silver stream			4.00%	4.00%
Mantos Blancos copper mine [Member]
Statement [Line Items]
Silver stream			100.00%	100.00%
Top of range [Member]
Statement [Line Items]
Estimated gold price, per ounce			$ 1,300
Bottom of range [Member]
Statement [Line Items]
Estimated gold price, per ounce			$ 1,170
Increase [Member]
Statement [Line Items]
Reasonable increase decrease in estimates, percentage			1.00%
Decrease [Member]
Statement [Line Items]
Reasonable increase decrease in estimates, percentage			10.00%
Cariboo Gold project [Member] | Increase [Member]
Statement [Line Items]
Net smelter return			2.25%	2.25%
White Pine project [Member]
Statement [Line Items]
Net smelter return			1.50%	1.50%
26 Exploration properties [Member] | Top of range [Member]
Statement [Line Items]
Net smelter return			3.50%	3.50%
26 Exploration properties [Member] | Bottom of range [Member]
Statement [Line Items]
Net smelter return			1.50%	1.50%
27 Exploration prorperties [Member]
Statement [Line Items]
Net smelter return			2.00%	2.00%
Osisko Mining [Member]
Statement [Line Items]
Net smelter return					1.00%
Investments in associates			$ 40,100,000		$ 6,800,000
Proportion of ownership interest			15.50%	15.50%	13.50%
Osisko Mining [Member] | Windfall Lake project [Member]
Statement [Line Items]
Net smelter return		1.00%	1.50%	1.50%	0.50%
Falco [Member]
Statement [Line Items]
Investments in associates			$ 4,000,000		$ 3,300,000
Proportion of ownership interest			12.70%	12.70%	14.20%
Barkerville [Member]
Statement [Line Items]
Investments in associates			$ 52,100,000		$ 8,200,000
Proportion of ownership interest			32.70%	32.70%	17.30%
Barkerville [Member] | Cariboo Gold project [Member]
Statement [Line Items]
Net smelter return	0.75%					1.50%
Investments in associates			$ 12,500,000			$ 25,000,000
Barkerville [Member] | Cariboo Gold project [Member] | Increase [Member]
Statement [Line Items]
Net smelter return			2.25%	2.25%
Highland Copper [Member] | Copperwood project [Member] | Top of range [Member]
Statement [Line Items]
Net smelter return			3.00%	3.00%
Highland Copper [Member] | Copperwood project [Member] | Bottom of range [Member]
Statement [Line Items]
Net smelter return			1.50%	1.50%
Dalradian Resources Inc. [Member]
Statement [Line Items]
Investments in associates			$ 28,300,000
Proportion of ownership interest			8.90%	8.90%	2.60%
Taseko [Member]
Statement [Line Items]
Investments in associates, payment			$ 44,300,000	$ 33.0
Proportion of ownership interest			75.00%	75.00%
Warrants purchased			3,000,000	3,000,000
Warrants, purchase price | $ / shares			$ 2.74
Fair value of warrants			$ 1,780,000
Warrants, residual value			42,678,000
Transaction fees			$ 175,000